Apr. 29, 2026
Capital Appreciation Portfolio | Capital Appreciation Portfolio
Investment Goal
This Fund seeks long-term capital appreciation by investing primarily in equity securities. It may also hold fixed income and other securities to help preserve principal value.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.80%	0.80%
Service Fee	0.20%	N/A
Other Expenses1	0.06%	0.06%
Total Annual Fund Operating Expenses	1.06%	0.86%
Less Fee Waiver2	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses after Fee Waiver	0.95%	0.75%

1
“Other Expenses” are based on estimated amounts for the current fiscal year.

2
The investment adviser has agreed to waive 0.11% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years
Class I	$97	$326
Class P	$77	$263

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years
Class I	$97	$326
Class P	$77	$263

Portfolio Turnover
The Fund buys and sells securities (or “turns over” its holdings). During the period of October 31, 2025 (Fund inception) through the fiscal year ended December 31, 2025, the portfolio turnover rate was 12% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies
The Fund normally invests at least 50% of its total assets in equity securities and the remaining assets are generally invested in debt instruments, including corporate bonds, government securities (including agencies) and bank loans. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of developed market foreign issuers, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
The Fund’s investments in equity securities are generally common stock and fall into one of two categories: the larger category comprises long-term core holdings whose prices when purchased are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the sub-adviser expects to rise in the short term but not necessarily over the long term.
The Fund invests across all market capitalizations.
Since the sub-adviser attempts to prevent losses as well as achieve gains, the sub-adviser typically uses a “value” approach in selecting investments, which means looking for companies whose securities appear to be undervalued or out of favor with investors. The sub-adviser seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but are believed by the sub-adviser to have good prospects for capital appreciation. The sub-adviser may establish relatively large positions in companies it finds particularly attractive.
The Fund may purchase debt instruments for their income or other features or to gain additional exposure to a company. Maturity and quality are not necessarily major considerations and there are no limits on the maturities of the debt instruments in which the Fund invests. The Fund may invest up to 30% of its assets in non-investment grade debt instruments (high yield/high risk, sometimes called “junk bonds”) or, if unrated, are of comparable quality as determined by the sub-adviser. If a security is split rated (i.e., rated investment grade by at least one rating agency and below investment grade by another rating agency), the higher rating will be used for purposes of this requirement.
The sub-adviser may sell a holding for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or when other opportunities appear more attractive.
The Fund may lend its portfolio holdings to certain financial institutions.

Performance
The Fund commenced operations on October 31, 2025 and thus does not have a full calendar year of performance. As such, a performance bar chart and table are not included for the Fund. A performance bar chart and table will be included for the Fund once the Fund has a full calendar year of performance, which will provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to the S&P 500 Index, a broad-based domestic equity market index. In addition, to further assist in performance comparison, a composite benchmark will be presented that is comprised of 60% S&P 500 and 40% Bloomberg US Aggregate Bond based on the broad asset class allocations of the Fund.